Reconciliation of Basic and Diluted Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 27, 2019	Jan. 26, 2019	Oct. 27, 2018	Jul. 28, 2018	Apr. 28, 2018	Jan. 27, 2018	Oct. 28, 2017	Jul. 29, 2017	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Numerator for basic income (loss) per share:
Net income (loss)	$ (18,729)	$ 66,930	$ (27,394)	$ (17,038)	$ (21,072)	$ (63,536)	$ (30,094)	$ (10,778)	$ 3,769	$ (125,480)	$ 22,023
Less allocation of dividends to participating securities									(95)	(80)	(576)
Less allocation of undistributed earnings to participating securities
Net income (loss) available to common shareholders									3,674	(125,560)	21,447
Numerator for diluted income (loss) per share:
Net income (loss) available to common shareholders									3,674	(125,560)	21,447
Allocation of undistributed earnings to participating securities
Less diluted allocation of undistributed earnings to participating securities
Net income (loss) available to common shareholders									$ 3,674	$ (125,560)	$ 21,447
Denominator for basic income (loss) per share:
Basic weighted average common shares									72,919	72,588	72,188
Denominator for diluted income (loss) per share:
Basic weighted average shares									72,919	72,588	72,188
Average dilutive options											63
Average dilutive non-participating securities									205		77
Diluted weighted average common shares									73,124	72,588	72,328
Income (loss) per common share:
Basic									$ 0.05	$ (1.73)	$ 0.30
Diluted									$ 0.05	$ (1.73)	$ 0.30